Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	94,026,755
Proposed Maximum Offering Price per Unit	5.01
Maximum Aggregate Offering Price	$ 471,074,043.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,122.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee according to Rule 457(c) under the Securities Act, based on the average of the high ($5.30) and low ($4.72) prices of the registrant’s common stock reported on the Nasdaq Capital Market on August 5, 2025, which is within five business days prior to filing this registration statement.